Dividend Distributions (Details) - PRC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dividend Distributions [Line Items]
Discretionary surplus reserve	$ 0	$ 0
Statutory reserves	$ 11,113,706	$ 7,399,836
Minimum [Member]
Dividend Distributions [Line Items]
Percentage of surplus reserve	10.00%
Maximum [Member]
Dividend Distributions [Line Items]
Percentage of surplus reserve	50.00%